Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands	Total	Common Stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Treasury stock	Redeemable noncontrolling interest
Balance at Dec. 31, 2010	$ 697,050	$ 279,980	$ 133,815	$ 95,210	$ 320,153	$ (6,441)	$ (125,667)	$ 18,950
Net income (loss)	83,180	0	0	0	83,180	0	0	676
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	0	531
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	0	(14,610)
Other comprehensive income (loss)	3,329	0	0	0	0	3,329	0	0
Compensation cost - stock options and stock units plans	2,311	0	2,311	0	0	0	0	0
Issuance of restricted stock	0	0	(609)	0	0	0	609	0
Exercised options and stock units vested	4,101	0	(5,340)	0	0	0	9,441	0
Dividends declared	(30,689)	0	0	0	(30,689)	0	0	0
Balance at Dec. 31, 2011	759,282	279,980	130,177	95,210	372,644	(3,112)	(115,617)	5,547
Net income (loss)	93,032	0	0	0	93,032	0	0	293
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	0	1,773
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	0	(4,045)
Other comprehensive income (loss)	2,382	0	0	0	0	2,382	0	(184)
Compensation cost - stock options and stock units plans	2,271	0	2,271	0	0	0	0	0
Issuance of restricted stock	0	0	(771)	0	0	0	771	0
Exercised options and stock units vested	13,136	0	(10,258)	0	0	0	23,394	0
Dividends declared	(43,628)	0	0	0	(43,628)	0	0	0
Balance at Dec. 31, 2012	826,475	279,980	121,419	95,210	422,048	(730)	(91,452)	3,384
Effect of deconsolidating a variable interest entity ("VIE")	0	0	0	0	0	0	0	(565)
Net income (loss)	84,753	0	0	0	84,753	0	0	(4,185)
Redeemable noncontrolling interest - subscriptions	0	0	0	0	0	0	0	53,000
Redeemable noncontrolling interest - redemptions	0	0	0	0	0	0	0	(1,830)
Other comprehensive income (loss)	(11,845)	0	0	0	0	(11,845)	0	95
Compensation cost - stock options and stock units plans	2,996	0	2,996	0	0	0	0	0
Issuance of restricted stock	0	0	(629)	0	0	0	629	0
Exercised options and stock units vested	3,702	0	(5,140)	0	0	0	8,842	0
Repurchase of "Class E" common stock	(27)	0	0	0	0	0	(27)	0
Dividends declared	(48,102)	0	0	0	(48,102)	0	0	0
Balance at Dec. 31, 2013	$ 857,952	$ 279,980	$ 118,646	$ 95,210	$ 458,699	$ (12,575)	$ (82,008)	$ 49,899